Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of Payments for Leases
The Group has outstanding commitments on several
non-cancellable
operating lease agreements. Operating lease commitment within one year or less lease term, for which the Group elected not to
recognize any lease liability or
right-of-use
asset, and operating lease contracts which lease commencement date has not been started yet, therefore not yet reflected in the consolidated financial statements as of December 31, 2024 were as follows:

As of December 31, 2024
RMB
2025	363